ARTIO GLOBAL FUNDS

Supplement dated January 2, 2013 to the
Prospectus dated March 1, 2012

Artio International Equity Fund

This supplement provides new and additional information beyond that contained in the Prospectus and should be retained and read in conjunction with the Prospectus.

Notwithstanding anything to the contrary in the Prospectus, effective as of January 14, 2013, Class A and Class I shares of the Artio International Equity Fund will be made available to new investors. Consequently, statements in the Prospectus that the Fund is closed to certain investors, as well as discussions in the Prospectus regarding certain restrictions on the sale of the Fund’s shares, as included in the sections entitled “Fund Summaries — Artio International Equity Fund — Purchases and Redemptions of Fund Shares,” “Investing in the Funds — Purchasing Your Shares — International Equity Fund,” and “Investing in the Funds — Distribution and Shareholder Services Plans — Class A Shares” are no longer effective as of January 14, 2013.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

ARTIO GLOBAL FUNDS

Supplement dated January 2, 2012 to the
Statement of Additional Information dated March 1, 2012

Artio International Equity Fund

This supplement provides new and additional information beyond that contained in the Statement of Additional Information (the “SAI”) and should be retained and read in conjunction with the SAI.

Notwithstanding anything to the contrary in the SAI, effective as of January 14, 2013, Class A and Class I shares of the Artio International Equity Fund will be made available to new investors. Consequently, the statement in the SAI that the Fund is closed to certain investors, as included in the section entitled “MANAGEMENT OF THE FUNDS — DISTRIBUTION AND SHAREHOLDER SERVICES PLANS” is no longer effective as of January 14, 2013.